RESEARCH AND LICENSE AGREEMENT (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Research And License Agreement [Line Items]
Percentage Of Royalty Payment If Licensed Product Covered By Valid Claim Or Orphan Drug Status	5.00%	5.00%
Percentage Of Royalty Payment If Licensed Product Not Covered By Valid Claim Or Orphan Drug Status	3.00%	3.00%
Validity Of Royalty Payment Not Covered By Valid Claim Or Orphan Drug Status	15 years	15 years